LVIP Vanguard International Equity ETF Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.12%
International Equity Funds–100.07%
Vanguard FTSE All-World ex-US ETF	3,331,991	$237,804,198
Vanguard FTSE Developed Markets ETF	2,689,140	161,133,269
Vanguard FTSE Emerging Markets ETF	2,183,896	118,323,485
Vanguard FTSE European ETF	1,301,877	103,889,784
Vanguard FTSE Pacific ETF	819,982	72,027,219
Vanguard Total International Stock ETF	1,451,311	106,613,306
		799,791,261
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	375,391	$375,391
		375,391
Total Investment Companies (Cost $577,982,685)		800,166,652

TOTAL INVESTMENTS–100.12% (Cost $577,982,685)	800,166,652
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(927,348)
NET ASSETS APPLICABLE TO 53,914,706 SHARES OUTSTANDING–100.00%	$799,239,304

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
LVIP Vanguard International Equity ETF Fund-1